                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02151
                  ---------------------------------------------

                                 Bancroft Fund Ltd.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 49th Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2007

Date of reporting period:  January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Portfolio of Investments January 31, 2007 (unaudited)--------------------------

 Principal                                                                                 Value
  Amount                                                                                 (Note 1)
----------                                                                             ------------
             CONVERTIBLE BONDS AND NOTES -- 61.9%

             AEROSPACE AND DEFENSE -- 4.3%
$1,500,000   AAR Corp. 1.75%, due 2026 cv. sr. notes (BB) ...........................  $  1,809,375
 1,000,000   Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1)
             (Acquired 09/07/06; Cost $1,009,375) (1) ...............................     1,045,000
 1,000,000   Ceradyne, Inc. 2.875%, due 2035 sr. sub. cv. notes (NR) (2) ............     1,152,500
 1,500,000   DRS Technologies, Inc. 2%, due 2026 cv. sr. notes (B1)
             (Acquired 01/30/06; Cost $1,582,097) (1,2) .............................     1,640,625
                                                                                       ------------
                                                                                          5,647,500
                                                                                       ------------
             BANKING/SAVINGS AND LOAN -- 2.0%
 2,500,000   U.S. Bancorp floating rate, due 2035 cv. sr. deb. (Aa2)                      2,568,750
                                                                                       ------------
             COMPUTER HARDWARE -- 4.0%
 1,000,000   C&D Technologies, Inc. 5.25%, due 2025 cv. sr. notes (NR)
             (Acquired 11/16/05; Cost $1,000,000) (1) ...............................       973,750
 2,000,000   Credit Suisse First Boston (USA), Inc. 15.55%, due 2007
              equity-linked notes (Aa3)(exchangeable for Corning Inc. common stock) .     2,014,000
   500,000   EMC Corp. 1.75%, due 2011 cv. sr. notes (BBB+)
             (Acquired 11/14/06 - 01/23-07; Cost $512,245) (1) ......................       534,375
   500,000   EMC Corp. 1.75%, due 2013 cv. sr. notes (BBB+)
             (Acquired 11/14/06; Cost $500,000) (1) .................................       533,125
 1,000,000   Richardson Electronics, Ltd. 8%, due 2011 cv. sr. sub. notes (NR) ......     1,107,500
                                                                                       ------------
                                                                                          5,162,750
                                                                                       ------------
             COMPUTER SOFTWARE -- 2.9%
 1,500,000   Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (A1)
             (performance linked to Microsoft Corp. common stock) (2) ...............     1,590,750
 1,000,000   Sybase, Inc. 1.75%, due 2025 cv. sub. notes (NR) .......................     1,157,500
 1,000,000   Symantec Corp. 1%, due 2013 cv. sr. notes (NR) .........................     1,085,000
                                                                                       ------------
                                                                                          3,833,250
                                                                                       ------------
             CONSUMER GOODS -- 1.2%
 1,000,000   Church & Dwight Co., Inc. 5.25%, due 2033 cv. sr. deb. (Ba1) ...........     1,527,500
                                                                                       ------------
             ENERGY -- 5.3%
 1,000,000   Cameron International Corp. 2.50%, due 2026 cv. sr. notes (Baa1) .......     1,063,750
 1,500,000   Covanta Holding Corp. 1% 2027 sr. cv. deb. (B1)
             (Acquired 01/25/07 - 01/26/07; Cost $1,523,750) (1,2) ..................     1,541,250
 1,500,000   Nabors Industries, Inc. 0.94%, due 2011 sr. exchangeable notes (A-)
             (exchangeable for Nabors Industries Ltd. common stock) .................     1,441,875
 1,225,000   Oil States International, Inc. 2.375%, due 2025
              contingent cv. sr. notes (NR) .........................................     1,433,250
 1,250,000   Rentech, Inc. 4%, due 2013 cv. sr. notes (NR) ..........................     1,367,975
                                                                                       ------------
                                                                                          6,848,100
                                                                                       ------------
             ENTERTAINMENT -- 5.8%
 2,500,000   EchoStar Communications Corp. 5.75%, due 2008 cv. sub. notes (B1) ......     2,553,125
 4,000,000   The Walt Disney Company 2.125%, due 2023 cv. sr. notes (A3) ............     4,995,000
                                                                                       ------------
                                                                                          7,548,125
                                                                                       ------------
             FINANCIAL SERVICES -- 1.6%
 2,000,000   Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (NR) (2) ..............     2,102,500
                                                                                       ------------
             FOODS -- 0.8%
 1,000,000   Lehman Brothers Holdings Inc. 3%, due 2012 medium-term notes (A1)
             (performance linked to General Mills, Inc. common stock) (2) ...........     1,044,000
                                                                                       ------------


Portfolio of Investments January 31, 2007 (continued)---------------------------

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
----------                                                                             ------------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             HEALTH CARE -- 2.9%
$1,000,000   China Medical Technologies, Inc. 3.5%, due 2011 cv. sr. sub. notes (NR)
             (Acquired 11/15/06 - 01/23/07; Cost $1,022,953) (1) ....................  $  1,022,500
 1,500,000   Manor Care, Inc. 2.125%, due 2035 cv. sr. notes (Baa3) .................     1,871,250
 1,000,000   Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B2) (2). ..................       877,500
                                                                                       ------------
                                                                                          3,771,250
                                                                                       ------------
             INSURANCE -- 2.3%
 3,000,000   Prudential Financial, Inc. floating rate, due 2036 cv. sr. notes (A3)
             (Acquired 12/08/06 - 01/25/07; Cost $2,973,500) (1) ....................     2,983,830
                                                                                       ------------
             MULTI-INDUSTRY -- 5.2%
 2,000,000   Citigroup Funding, Inc. 1%, due 2010 medium-term notes (Aa1)
             (exchangeable for the cash value of a basket of technology stocks) (2) .     1,946,200
 1,590,000   FTI Consulting, Inc. 3.75%, due 2012 cv. sr. sub. notes (B1) ...........     1,816,575
 1,450,000   LSB Industries, Inc. 7%, due 2011 cv. sr. sub. deb. (NR) ...............     2,965,250
                                                                                       ------------
                                                                                          6,728,025
                                                                                       ------------
             PHARMACEUTICALS -- 9.6%
 2,000,000   Alza Corp. 0%, due 2020 cv. sub. deb. (Aa1)
             (exch. for Johnson & Johnson common stock) . ...........................     1,845,000
 1,250,000   Amgen Inc. 0.125%, due 2011 cv. sr. notes (A2) .........................     1,248,438
   500,000   Amgen Inc. 0.375%, due 2013 cv. sr. notes (A2) .........................       501,250
 2,500,000   Bristol-Myers Squibb Co. floating rate, due 2023 cv. sr. deb. (A2) .....     2,553,125
 1,000,000   Ivax Corp. 4.5%, due 2008 cv. sr. sub. notes (NR)
             (exchangeable for Teva Pharmaceutical Industries Ltd. ADR and cash) ....     1,010,000
   750,000   MedImmune, Inc. 1.375%, due 2011 cv. sr. notes (BBB) ...................       887,813
   750,000   MedImmune, Inc. 1.625%, due 2013 cv. sr. notes (BBB) ...................       901,875
 2,000,000   Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026 cv. sr. deb. (Baa2)
             (exchangeable for Teva Pharmaceutical Industries Ltd. ADR) .............     1,895,000
 1,500,000   Wyeth floating rate, due 2024 cv. sr. deb. (A3) ........................     1,611,450
                                                                                       ------------
                                                                                         12,453,951
                                                                                       ------------
             REAL ESTATE -- 1.2%

   500,000   Archstone-Smith Operating Trust 4%, due 2036 exchangeable sr. notes(Baa1)
             (exchangeable into Archstone-Smith Trust common stock) .................       560,000
 1,000,000   United Dominion Realty Trust, Inc. 3.625%, due 2011 cv. sr. notes (NR)
             (Acquired 10/06/06; Cost $986,875) (1) .................................     1,010,000
                                                                                       ------------
                                                                                          1,570,000
                                                                                       ------------
             RETAIL -- 1.1%
 1,500,000   Amazon.com, Inc. 4.75%, due 2009 cv. sub. notes (Ba3)                        1,477,500
                                                                                       ------------
             SEMICONDUCTORS -- 9.2%
 2,000,000   Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (B1) ..................     2,055,000
 1,000,000   Conexant Systems, Inc. 4%, due 2026 cv. sub. notes (NR) ................       885,000
 2,000,000   Fairchild Semiconductor Corp. 5%, due 2008 cv. sr. sub. notes (B)
             (exchangeable into Fairchild Semiconductor International, Inc.
              common stock) .........................................................     1,992,500
 2,000,000   Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (2) .................     1,840,000
 2,250,000   International Rectifier Corp. 4.25%, due 2007 cv. sub. notes (B1) ......     2,247,188
 1,500,000   LSI Logic Corp. 4%, due 2010 cv. sub. notes (B) ........................     1,567,500
 1,400,000   Vishay Intertechnology, Inc. 3.625%, due 2023 cv. sub. notes (B3) ......     1,396,500
                                                                                       ------------
                                                                                         11,983,688
                                                                                       ------------


Portfolio of Investments January 31, 2007 (continued)---------------------------

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
----------                                                                             ------------
             CONVERTIBLE BONDS AND NOTES -- CONTINUED

             TELECOMMUNICATIONS -- 1.1%
$1,000,000   Time Warner Telecom Inc. 2.375%, due 2026 cv. sr. deb. (Caa1) ..........  $  1,420,000
                                                                                       ------------
             UTILITIES -- 1.5%
 1,500,000   CMS Energy Corp. 2.875%, due 2024 cv. sr. notes (Ba3) ..................     1,920,000
                                                                                       ------------
             TOTAL CONVERTIBLE BONDS AND NOTES ......................................  $ 80,590,719
                                                                                       ------------

  Shares     CONVERTIBLE PREFERRED STOCKS -- 17.4%
----------
             AEROSPACE AND DEFENSE -- 0.4%
    40,000   Ionatron, Inc. 6.5% Series A redeemable cv. pfd. (NR)
             (Acquired 10/27/05; Cost $1,000,000) (1) ...............................       520,000
                                                                                       ------------
             BANKING/SAVINGS AND LOAN -- 4.7%
    20,000   National Australia Bank Ltd. 7.875% exch. capital units (NR) ...........     1,024,000
    46,679   New York Community Bancorp, Inc. 6% BONUSES units (Baa2) ...............     2,182,243
    25,000   Sovereign Capital Trust IV 4.375% PIERS (Baa2)
             (exchangeable for Sovereign Bancorp, Inc. common stock) (2) ............     1,250,000
    30,000   Washington Mutual Capital Trust 5.375% PIERS units (BBB)
             (exchangeable for Washington Mutual, Inc. common stock) ................     1,693,200
                                                                                       ------------
                                                                                          6,149,443
                                                                                       ------------
             BUILDING PRODUCTS -- 1.1%
    20,000   TXI Capital Trust I 5.5% SPuRS (B2)
             (exchangeable for Texas Industries, Inc. common stock) .................     1,440,000
                                                                                       ------------
             CHEMICALS -- 2.3%
    85,000   Celanese Corp. 4.25% cv. perpetual pfd. (NR) ...........................     3,043,850
                                                                                       ------------
             ENERGY -- 2.6%
    25,000   Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+) ........................     2,393,500
     5,000   SEMCO Energy, Inc. 5% Series B cv. cum. pfd. (B-) ......................       953,125
                                                                                       ------------
                                                                                          3,346,625
                                                                                       ------------
             INSURANCE -- 5.6%
    75,000   Citigroup Funding Inc. variable rate exch. notes (Aa1)
             (exchangeable for Genworth Financial, Inc. common stock) ...............     2,467,500
    20,000   Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) ..................     1,465,000
   132,500   The St. Paul Travelers Companies, Inc. 4.5%, due 2032
              cv. jr. sub. notes (Baa1) .............................................     3,413,200
                                                                                       ------------
                                                                                          7,345,700
                                                                                       ------------
             TELECOMMUNICATIONS -- 0.6%
       100   Medis Technologies Ltd 7.25% Series A cum. cv. perpetual pfd. (NR)
             (Acquired 11/10/06; Cost $1,000,000) (1) ...............................       743,500
                                                                                       ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS .....................................  $ 22,589,118
                                                                                       ------------


Portfolio of Investments January 31, 2007 (continued)---------------------------

                                                                                           Value
  Shares                                                                                 (Note 1)
----------                                                                             ------------
             MANDATORY CONVERTIBLE SECURITIES -- 16.3% (3)

             CHEMICALS -- 1.4%
    40,000   Huntsman Corp. 5% mandatory cv. pfd., due 02/16/08 (NR) ................  $  1,766,800
                                                                                       ------------
             ENERGY -- 1.4%
    30,000   Bristow Group Inc. 5.5% mandatory cv. pfd., due 09/15/09 (B) ...........     1,552,500
     1,000   Chesapeake Energy Corp. 6.25% mandatory cv. pfd., due 06/15/09 (B+) ....       256,500
                                                                                       ------------
                                                                                          1,809,000
                                                                                       ------------
             FINANCE -- 2.6%
    30,000   Merrill Lynch & Co., Inc. 6.75%
             mandatorily exchangeable securities, due 10/15/07 (Aa3)
             (exchangeable for Nuveen Investments, Inc. common stock). ..............     1,335,000
    45,500   Morgan Stanley, Inc. 5.875% mandatorily exchangeable securities, due 10/15/08 (Aa3)
             (exchangeable for Nuveen Investments, Inc. common stock)................     1,984,938
                                                                                       ------------
                                                                                          3,319,938
                                                                                       ------------
             FINANCIAL SERVICES -- 1.4%
    59,500   E*TRADE Financial Corp. 6.125% equity units, due 11/18/08 (Ba3) ........     1,833,790
                                                                                       ------------
             FOODS -- 0.8%
    40,000   Lehman Brothers Holdings Inc. 6.25% PIES, due 10/15/07 (A1)
             (exchangeable for General Mills, Inc. common stock) ....................     1,094,800
                                                                                       ------------
             INSURANCE -- 4.8%
     7,000   Alleghany Corp. 5.75% mandatory cv. pfd., due 06/15/09 (BBB-) ..........     2,352,000
    80,000   MetLife, Inc. 6.375% common equity units, due 08/15/08 (BBB+) ..........     2,513,600
    52,500   XL Capital, Ltd. 7% equity security units, due 02/15/09 (A3) ...........     1,339,275
                                                                                       ------------
                                                                                          6,204,875
                                                                                       ------------
             PHARMACEUTICALS -- 0.9%
    20,000   Schering-Plough Corp. 6% mand. cv. pfd., due 09/14/07 (Baa3) ...........     1,179,000
                                                                                       ------------
             SEMICONDUCTORS -- 1.3%
    98,850   The Goldman Sachs Group, Inc. 14.75%
             mandatory exchangeable notes, due 06/22/07 (NR)
             (exchangeable for Advanced Micro Devices, Inc. common stock)
             (Acquired 06/14/06; Cost $2,500,411) (1) ...............................     1,701,703
                                                                                       ------------
             TELECOMMUNICATIONS -- 1.7%
    30,000   Credit Suisse First Boston (USA), Inc. 5.5% SAILS, due 11/15/08 (Aa3)
             (exchangeable for Equinix, Inc. common stock) ..........................     2,242,200
                                                                                       ------------
             TOTAL MANDATORY CONVERTIBLE SECURITIES (3) .............................  $ 21,152,106
                                                                                       ------------
             COMMON STOCKS -- 0.0%

             AEROSPACE AND DEFENSE -- 0.0%
     3,444   Ionatron, Inc.
             (Acquired 01/15/07; Cost $16,250) (1,4) ................................        17,771
                                                                                       ------------


Portfolio of Investments January 31, 2007 (continued)---------------------------

 Principal                                                                                 Value
  Amount                                                                                 (Note 1)
----------                                                                             ------------
             SHORT-TERM SECURITIES -- 3.5%

             COMMERCIAL PAPER -- 3.5%
$4,600,000   American Express Credit Corp. 5.13%, due 02/01/07 (P1) .................  $  4,598,034
                                                                                       ------------



             TOTAL CONVERTIBLE BONDS AND NOTES -- 61.9% .............................  $ 80,590,719
             TOTAL CONVERTIBLE PREFERRED STOCKS -- 17.4% ............................    22,589,118
             TOTAL MANDATORY CONVERTIBLE SECURITIES -- 16.3% ........................    21,152,106
             TOTAL COMMON STOCKS -- 0.0% ............................................        17,771
             TOTAL SHORT-TERM SECURITIES -- 3.5% ....................................     4,598,034
                                                                                       ------------
             TOTAL INVESTMENTS -- 99.1% .............................................   128,947,748
             OTHER ASSETS AND LIABILITIES, NET -- 0.9% ..............................     1,182,377
                                                                                       ------------
             TOTAL NET ASSETS -- 100.0% .............................................  $130,130,125
                                                                                       ============



(1) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2007 was $14,267,429 which represented 11.0% of the Fund's net assets.

(2)  Contingent payment debt instrument which accrues contingent interest. See
     Note 2.

(3) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(4)  Non-income producing security.


ADR       American Depositary Receipts.
BONUSES   Bifurcated Option Note Unit Securities.
PIES      Premium Income Exchangeable Securities.
PIERS     Preferred Income Equity Redeemable Securities.
SAILS     Shared Appreciation Income Linked Securities.
SPuRS     Shared Preference Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

(Selected) Notes to Financial Statements (unaudited)----------------------------

Bancroft Fund Ltd. (established in 1971)) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

Note 1. Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

Note 2. Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash "contingent" interest income in addition to interest income actually received.

At January 31, 2007 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation               $ 12,007,808
Unrealized depreciation                 (3,502,912)
                                      ------------
Net unrealized appreciation              8,504,896

Cost for federal income tax purposes  $120,442,849

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of February 21, 2007, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 31, 2007


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 31, 2007

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: March 31, 2007